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                                                        DELETED MATERIALS MARKED

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [ X ]; Amendment Number:   1
                                                 -----
This Amendment (Check only one):    [ X ]  is a restatement.
                                    [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Community First Bankshares, Inc.
Address:     520 Main Avenue
             Fargo, North Dakota 58124-0001

Form 13F File Number:  28-10086

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Ann McConn
Title:       Vice President and Trust Group Manager
Phone:       (701) 298-5600

Signature, Place and Date of Signing:

         /s/ Ann McConn             Fargo, North Dakota       3/8/02


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   75

Form 13F Information Table Value Total:   $162,547    (thousands)


List of Other Included Managers:

NONE


                                       2

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FORM 13F INFORMATION TABLE

                              ITEM 2                                                ITEM 6           ITEM 7              ITEM 8
              ITEM 1         TITLE OF    ITEM 3    ITEM 4     ITEM 5         INVESTMENT DISCRETION   OTHER         VOTING AUTHORITY
          NAME OF ISSUER      CLASS     CUSIP #     VALUE     SHARES       SOLE   DEFINED   SHARED  MANAGERS     SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AOL Time Warner, Inc          Common  00184A-10-5   2,170     65,549     65,218       331      0                65,549     0      0
AT&T Corporation              Common  001957-10-9     258     14,217     14,217         0      0                14,271     0      0
Allstate Corporation          Common  020002-10-1   1,869     55,207     54,819       388      0                54,779     0     40
Alltell Corporation           Common  020039-10-3   2,026     32,617     32,471       146      0                32,617     0      0
American Express Company      Common  025816-10-9   1,011     28,043     27,812       231      0                28,013     0     30
American Home Products        Common  026609-10-7   2,543     41,247     40,915       332      0                40,915     0      0
American International Group  Common  026874-10-7   2,443     30,459     30,237       222      0                30,215     0     22
Amgen, Inc.                   Common  031162-10-0   2,277     38,551     38,244       307      0                38,551     0      0
Anadarko Petroleum            Common  032511-10-7   1,490     25,941     23,995     1,946      0                25,903     0     38
Applied Films Corporation     Common  038197-10-9     210      6,523      6,523         0      0                 6,523     0      0
Automatic Data Processing     Common  053015-10-3   1,609     26,697     26,559       138      0                26,697     0      0
BP Amoco PLC                  Common  055622-10-4   3,102     66,421     63,225     3,196      0                66,421     0      0
Bank One Corporation          Common  06423A-10-3   1,468     36,874     36,874         0      0                     0     0      0
Bellsouth Corporation         Common  079860-10-2     444     11,466     10,116     1,350      0                     0     0      0
Bristol Myers Squibb Co       Common  110122-10-8     301      5,820      5,420       500      0                 5,420     0    400
Capital One Financial         Common  14040H-10-5     224      4,100      4,100         0      0                 4,100     0      0
Cardinal Health, Inc.         Common  14149Y-10-8   2,150     33,074     32,795       279      0                33,074     0      0
Cendant Corporation           Common  151313-10-3   2,615    132,003    131,332       671      0               132,003     0      0
ChevronTexaco Corporation     Common  166764-10-0     236      2,604      2,296       308      0                     0     0      0
Cisco Systems, Inc.           Common  17275R-10-2   2,307    124,418    123,499       919      0               124,418     0     30
Citigroup, Inc.               Common  172967-10-1   4,152     81,103     78,067     3,036      0                81,057     0     46
Colgate-Palmolive Company     Common  194162-10-3   1,711     29,426     29,169       257      0                29,411     0     15
Community First Bankshares    Common  203902-10-1  42,121  1,561,773  1,561,773         0      0             1,561,773     0      0
Dell Computer Corporation     Common  247025-10-9   2,137     77,053     76,468       585      0                77,053     0      0
Disney Company                Common  254687-10-6   1,396     66,618     65,657       961      0                66,578     0     40
DuPont (EI) De Nemours        Common  263534-10-9   2,050     48,073     47,745       328      0                48,063     0     10
EMC Corp/Mass                 Common  268648-10-2   1,164     85,933     85,354       579      0                85,933     0      0
Exxon Mobil Corporation       Common  30231G-10-2   1,199     30,133     21,231     8,902      0                25,431     0  4,702
First Data Corporation        Common  319963-10-4     211      2,650      2,650         0      0                 2,650     0      0
First Fidelity Acceptance     Common  320191-10-9       0    158,228    158,228         0      0               158,228     0      0
Fleet Boston Financial Corp   Common  339030-10-8   1,255     34,495     34,228       267      0                34,495     0      0
General Electric Company      Common  369604-10-3   5,553    136,336    135,308     1,028      0               135,671     0    665

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Home Depot, Inc.              Common  437076-10-2   2,580     50,093     48,726     1,367      0                49,156     0    937
Illinois Tool Works           Common  452308-10-9   1,518     22,245     22,133       112      0                22,245     0      0
In Store Media Systems, Inc.  Common  45323V-10-6      24     68,000     68,000         0      0                68,000     0      0
Intel Corporation             Common  458140-10-0   2,661     82,550     81,927       623      0                82,520     0     30
International Business Mach   Common  459200-10-1     299      2,432      2,251       181      0                 2,251     0    181
JDS Uniphase Corporation      Common  46612J-10-1   1,271    150,249    149,159     1,090      0               150,249     0      0
JP Morgan Chase & Co          Common  46625H-10-0   1,861     50,918     50,584       334      0                50,918     0      0
Johnson & Johnson Company     Common  478160-10-4     409      6,840      5,060     1,780      0                 5,060     0  1,780
Keycorp                       Common  493267-10-8     579     23,784     23,784         0      0                23,784     0      0
Kinder Morgan, Inc.           Common  49455P-10-1   2,991     52,923     52,571       352      0                52,923     0      0
Kroger Company                Common  501044-10-1   1,664     79,257     78,469       788      0                79,207     0     40
Eli Lilly & Company           Common  532457-10-8   1,702     21,314     21,314         0      0                21,314     0      0
Lucent Technologies, Inc.     Common  585055-10-6     882    142,653    142,046       607      0               142,653     0      0
MBNA Corporation              Common  55262L-10-0   3,192     89,842     89,179       663      0                89,792     0     50
Medtronic, Inc.               Common  585055-10-6   3,456     67,460     66,963       497      0                67,460     0      0
Merck & Company, Inc.         Common  589331-10-7   2,289     38,451     38,185       266      0                38,451     0      0
Microsoft Corporation         Common  594918-10-4   3,650     53,785     51,680     2,105      0                52,020     0  1,765
Nokia Corporation ADR         Common  654902-20-4     205      8,120      8,120         0      0                 8,120     0      0
Northern Trust Bank           Common  665859-10-4     252      4,152      4,152         0      0                 4,152     0      0
Omnicom Group, Inc.           Common  681919-10-6   1,772     19,742     19,590       152      0                19,742     0      0
Oracle Corporation            Common  68389X-10-5   1,866    132,724    131,496     1,228      0               132,604     0    120
Pepsico, Inc.                 Common  713448-10-8   2,526     51,489     50,531       958      0                51,454     0     35
Pfizer, Inc.                  Common  717081-10-3   2,817     69,728     66,800     2,928      0                67,243     0  2,485
Royal Dutch Petroleum NY      Common  780257-80-4   1,825     36,650     36,271       379      0                36,450     0    200
SBC Communications            Common  78387G-10-3     688     17,425     15,195     2,230      0                17,279     0    146
Schlumberger Limited          Common  806857-10-8   1,059     19,261     19,163        98      0                19,261     0      0
Staples, Inc.                 Common  855030-10-2   2,254    117,419    116,449       970      0               117,374     0     45
Sun Microsystems              Common  866810-10-4   1,043     82,834     82,316       518      0                82,834     0      0
Suntrust Banks, Inc.          Common  867914-10-3   1,442     22,971     22,784       187      0                22,971     0      0
Teradyne, Inc.                Common  880770-10-2   1,909     63,015     62,493       522      0                63,015     0      0
Texas Instruments, Inc.       Common  882508-10-4   1,845     64,385     63,832       553      0                64,355     0     30
Tyco International Ltd        Common  902124-10-6   1,838     30,956     30,806       150      0                30,956     0      0
UST, Inc.                     Common  902911-10-6     475     13,600     13,600         0      0                13,600     0      0
US Bancorp                    Common  902973-30-4     461     22,000     22,000         0      0                22,000     0      0
Union Pacific Corporation     Common  907818-10-8     242      4,236      1,336     2,900      0                 4,136     0    100
United Technologies Corp      Common  913017-10-9   2,487     38,351     38,133       218      0                38,331     0     20
Veritas Software Corp         Common  923436-10-9   1,447     31,160     30,973       187      0                31,160     0      0

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Verizon Communications        Common  92343V-10-4   2,639     54,681     53,861       820      0                54,681     0      0
Walmart Stores, Inc.          Common  931142-10-3   2,989     51,230     48,055     3,175      0                48,395     0  2,835
Wells Fargo & Company         Common  949746-10-1     940     21,551     21,551         0      0                21,551     0      0
Worldcom Inc-Worldcom Grp     Common  98157D-10-6   1,620    112,233    111,637       596      0               112,233     0      0
Xcel Energy, Inc.             Common  98389B-10-0     342     12,320     12,320         0      0                12,320     0      0
Transocean Sedco Forex        Common  G90078-10-9     832     24,631     24,497       134      0                24,631     0      0